INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Voting Right Percentage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Book value	$ 985,497	$ 975,032
Gas natural de lima y callao s.a. calidda s.a [Member]
Disclosure of associates [line items]
Ownership interest	40.00%	40.00%
Book value	$ 435,359	$ 410,984
Gases del Caribe S.A. E.S.P. [Member]
Disclosure of associates [line items]
Ownership interest	31.00%	31.00%
Book value	$ 268,234	$ 269,185
Credibanco S.A. [Member]
Disclosure of associates [line items]
Ownership interest	25.00%	25.00%
Book value	$ 200,953	$ 195,157
Redeban Multicolor S.A. [Member]
Disclosure of associates [line items]
Ownership interest	20.00%	20.00%
Book value	$ 22,825	$ 20,508
A.C.H Colombia S.A. [Member]
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 17,187	$ 14,010
Aerocali S.A. [Member]
Disclosure of associates [line items]
Ownership interest	50.00%	50.00%
Book value	$ 12,648	$ 19,157
Colombiana de Extrusion S.A. Extrucol
Disclosure of associates [line items]
Ownership interest	30.00%	30.00%
Book value	$ 12,539	$ 11,327
Energia Eficiente S.A. [Member]
Disclosure of associates [line items]
Ownership interest	39.00%	39.00%
Book value	$ 10,119	$ 8,252
Servicios de Identidad Digital S.A.S
Disclosure of associates [line items]
Ownership interest	33.00%
Book value	$ 2,352
Metrex S.A. [Member]
Disclosure of associates [line items]
Ownership interest	18.00%	18.00%
Book value	$ 2,080	$ 2,054
Concentra Inteligencia en Energia S.A.S.
Disclosure of associates [line items]
Ownership interest	29.00%	24.00%
Book value	$ 692	$ 601
ADL Digital Lab SAS
Disclosure of associates [line items]
Ownership interest	34.00%
Book value	$ 404
C.I. Acepalma S.A. [Member]
Disclosure of associates [line items]
Ownership interest	0.20%	11.00%
Book value	$ 105	$ 5,458
Concesionaria Tibitoc S.A. [Member]
Disclosure of associates [line items]
Ownership interest		33.00%
Book value		$ 18,339